UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07850
                                                    ----------

                            Allegiant Advantage Fund
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 760 Moore Road
                            King of Prussia, PA 19406
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Audrey C. Talley, Esq.
                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 1-800-364-4890
                                                            --------------
                         Date of fiscal year end: May 31
                                                 -------

                    Date of reporting period: August 31, 2005
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                           PAR        VALUE
                                                          (000)       (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER+ -- 52.5%
BANKS -- 8.2%
  ANZ
      3.500%, 09/26/05                                  $  7,410   $    7,392
  Danske Bank
      3.460%, 10/11/05                                     7,000        6,973
      3.570%, 10/28/05                                     4,000        3,977
      3.635%, 11/09/05                                     3,000        2,979
  Lloyds Bank PLC
      3.160%, 09/06/05                                     7,000        6,997
  Royal Bank of Scotland
      3.430%, 10/04/05                                     7,000        6,978
  Societe Generale North America
      3.765%, 12/16/05                                     6,000        5,934
  Svenska Handelsbanken
      3.410%, 10/05/05                                     7,000        6,977
      3.550%, 10/13/05                                     2,000        1,992
      3.635%, 11/08/05                                     5,000        4,966
                                                                   ----------
                                                                       55,165
--------------------------------------------------------------------------------

FINANCIAL CONDUITS -- 24.6%
  Amstel Funding
      3.540%, 10/17/05                                     4,850        4,828
      3.640%, 10/17/05                                     4,645        4,623
      3.800%, 12/27/05                                     6,000        5,926
  Atlantis One Funding
      3.260%, 09/08/05                                     7,000        6,996
      3.360%, 09/20/05                                     4,000        3,993
      3.590%, 10/28/05                                     4,000        3,977
  Blue Ridge Asset Funding
      3.490%, 09/08/05                                     5,000        4,997
  Edison Asset Securitization LLC
      3.380%, 09/06/05                                     7,000        6,997
  Fountain Square Funding
      3.330%, 09/16/05                                     7,000        6,990
      3.640%, 10/24/05                                     6,000        5,968
  Galaxy Funding
      3.440%, 10/03/05                                     7,000        6,979
      3.600%, 10/27/05                                     3,000        2,983
      3.720%, 11/14/05                                     3,000        2,977
  Gemini Securitization
      3.270%, 09/08/05                                     6,000        5,996
      3.600%, 11/01/05                                     6,000        5,964
  Govco
      3.450%, 10/07/05                                     6,000        5,979
  Greyhawk Funding
      3.530%, 09/07/05                                     7,000        6,996
      3.710%, 11/14/05                                     6,000        5,954
  Liberty Street Funding
      3.460%, 10/06/05                                     2,000        1,993
  Market Street Funding
      3.530%, 09/19/05                                     6,000        5,990
      3.650%, 10/12/05                                     6,000        5,975
  Mont Blanc Capital
      3.540%, 09/20/05                                     6,000        5,989

                                                           PAR        VALUE
                                                          (000)       (000)
--------------------------------------------------------------------------------
  Old Line Funding
      3.480%, 09/06/05                                  $  5,000   $    4,998
  Perry Global Funding LLC
      3.540%, 10/03/05                                     5,000        4,984
      3.650%, 10/13/05                                     5,094        5,072
  Public Square Funding
      3.390%, 09/20/05                                     5,000        4,991
  Three Pillars Funding
      3.480%, 09/01/05                                     7,000        7,000
  Three Rivers Funding
      3.530%, 09/01/05                                     6,000        6,000
      3.520%, 09/14/05                                     6,000        5,992
  Thunder Bay Funding
      3.450%, 09/08/05                                     7,000        6,995
                                                                   ----------
                                                                      165,102
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 12.7%
  Allianz Finance
      3.430%, 09/01/05                                     7,000        7,000
      3.650%, 11/04/05                                     7,000        6,955
  Dexia Delaware LLC
      3.280%, 09/09/05                                     3,000        2,998
      3.550%, 10/05/05                                     3,400        3,389
      3.660%, 11/07/05                                     5,000        4,966
      3.650%, 11/08/05                                     4,000        3,972
  HBOS Treasury Services
      3.560%, 10/05/05                                     6,300        6,279
      3.530%, 10/18/05                                     3,800        3,782
      3.650%, 10/18/05                                     2,600        2,588
      3.750%, 11/22/05                                     2,300        2,280
  ING Funding LLC
      3.700%, 11/17/05                                     6,000        5,953
  KFW International Finance
      3.190%, 09/07/05                                     5,000        4,997
      3.660%, 10/18/05                                     6,000        5,971
  Morgan Stanley
      3.550%, 09/19/05                                     6,000        5,989
      3.680%, 10/17/05                                     6,000        5,972
  UBS Finance
      3.210%, 09/12/05                                     7,000        6,993
      3.520%, 10/03/05                                     5,575        5,558
                                                                   ----------
                                                                       85,642
--------------------------------------------------------------------------------

FOOD & BEVERAGE -- 1.2%
  Nestle Capital
   3.180%, 09/09/05                                        8,000        7,994
--------------------------------------------------------------------------------

FOREIGN INDUSTRIAL -- 2.1%
  Siemens Capital
   3.370%, 09/02/05                                        7,000        6,999
   3.520%, 09/16/05                                        7,000        6,990
                                                                   ----------
                                                                       13,989
--------------------------------------------------------------------------------

                                                             PAR         VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------
INDUSTRIAL -- 1.9%
  PACCAR Financial
     3.650%, 11/08/05                                    $   3,600    $   3,575
     3.660%, 11/10/05                                        4,000        3,971
  Procter & Gamble
     3.550%, 10/24/05                                        5,000        4,974
                                                                      ---------
                                                                         12,520
--------------------------------------------------------------------------------

INSURANCE -- 0.9%
  ING America Insurance Holdings
     3.460%, 10/04/05                                        6,000        5,981
--------------------------------------------------------------------------------

RETAIL -- 0.9%
  Wal-Mart Funding
     3.650%, 10/25/05                                        6,000        5,967
--------------------------------------------------------------------------------

Total Commercial Paper (Cost $352,360)                                  352,360
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.4%
FEDERAL HOME LOAN BANK -- 5.5%
  Federal Home Loan Bank (FRN)
     3.473%, 09/16/05                                        5,000        5,000
     3.670%, 05/16/06                                       14,000       13,993
     3.314%, 12/22/06                                        8,000        7,994
  Federal Home Loan Bank (MTN)
     6.500%, 11/15/05                                       10,055       10,117
                                                                      ---------
                                                                         37,104
--------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 4.3%
  Federal Home Loan Mortgage Corporation (DN)+
     3.135%, 09/06/05                                        7,000        6,997
     3.140%, 09/13/05                                        6,000        5,994
     3.147%, 09/13/05                                        4,000        3,996
     3.230%, 10/18/05                                        6,278        6,251
     3.250%, 10/18/05                                        5,827        5,802
                                                                      ---------
                                                                         29,040
--------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.6%
  Federal National Mortgage Association (DN)+
     3.230%, 10/03/05                                        2,700        2,692
  Federal National Mortgage Association (FRN)
     3.386%, 10/03/05                                       11,075       11,075
     3.235%, 09/07/06                                       10,000        9,995
                                                                      ---------
                                                                         23,762
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations
  (Cost $89,906)                                                         89,906
--------------------------------------------------------------------------------

CORPORATE BONDS -- 9.4%
BANKS -- 1.9%
  Barclays Bank PLC NY (FRN)
     3.600%, 10/31/05                                        7,000        7,000
  First USA Bank (FRN)
     3.952%, 05/18/06                                        6,000        6,008
                                                                      ---------
                                                                         13,008
--------------------------------------------------------------------------------

                                                             PAR        VALUE
                                                            (000)       (000)
--------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING -- 0.8%
  General Electric Capital Corp. (FRN)
     3.700%, 10/24/05                                    $   5,000    $   5,001
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 5.0%
  General Electric Capital (FRN)
     3.910%, 02/03/06                                        5,000        5,005
  Greenwich Capital Holdings (FRN)
     3.509%, 10/07/05                                        7,000        7,000
  John Hancock Global Funding II (FRN)
     3.530%, 03/06/06                                        7,000        7,007
  MassMutual Global Funding II (FRN)
     3.580%, 12/13/05                                        8,435        8,439
  Wells Fargo (FRN)
     3.450%, 03/03/06                                        6,000        6,004
                                                                      ---------
                                                                         33,455
--------------------------------------------------------------------------------

INSURANCE -- 1.0%
  ASIF Global Financing XV (FRN)
     3.528%, 09/02/05                                        6,800        6,800
--------------------------------------------------------------------------------

RETAIL -- 0.7%
  Wal-Mart Stores (FRN)
     3.274%, 03/16/06                                        5,000        4,997
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $63,261)                                     63,261
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT -- 4.5%
  Credit Suisse First Boston NY
     3.500%, 10/07/05                                        7,000        7,000
  Deutsche Bank NY
     3.550%, 09/20/05                                        5,000        5,000
  Royal Bank of Canada NY
     3.348%, 09/16/05                                        5,000        5,000
  Societe Generale (Euro)
     3.220%, 09/19/05                                        7,000        7,000
  SunTrust Bank (FRN)
     3.330%, 10/25/05                                        6,000        6,000
--------------------------------------------------------------------------------

Total Certificates of Deposit (Cost $30,000)                             30,000
--------------------------------------------------------------------------------

FUNDING AGREEMENT -- 1.5%

     New York Life Funding Agreement (FRN)                  10,000       10,000
--------------------------------------------------------------------------------

Total Funding Agreement (Cost $10,000)                                   10,000
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 1.7%
GEORGIA -- 0.7%
  The Ultima @ Eagles Landing LLC (RB)
     (LOC - SunTrust Bank) (VRDN)
     3.650%, 04/01/25                                        5,000        5,000
--------------------------------------------------------------------------------

OHIO -- 1.0%
  Tennis For Charity (RB) (LOC - JP
     Morgan Chase Bank) (VRDN)
     3.620%, 12/01/29                                        6,700        6,700
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $11,700)                                     11,700
--------------------------------------------------------------------------------

                                                    NUMBER OF SHARES/    VALUE
                                                         PAR (000)       (000)
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.4%
  BlackRock Liquidity Temp Fund                          2,750,000    $  2,750
--------------------------------------------------------------------------------

Total Money Market Fund (Cost $2,750)                                    2,750
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 16.3%
  Bank of America 3.590% (dated 08/31/05,
     due 09/01/05, repurchase price $59,358,919,
     collateralized by Federal National Mortgage
     Association Bonds, 3.919% to 5.500%, due
     07/01/33 to 09/01/35, total market value
     $60,540,060)                                        $  59,353      59,353
  Greenwich Capital 3.620% (dated 08/31/05,
     due 09/01/05, repurchase price $50,005,028,
     collateralized by Federal National Mortgage
     Association Bonds, 4.458% to 4.979%, due
     09/01/34 to 07/01/35, total market value
     $50,810,937)                                           50,000      50,000
--------------------------------------------------------------------------------

Total Repurchase Agreements (Cost $109,353)                            109,353
--------------------------------------------------------------------------------

Total Investments -- 99.7% (Cost $669,330)*                            669,330
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 0.3%                                       1,786
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $671,116
--------------------------------------------------------------------------------

* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.

+ THE RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.

DN -- DISCOUNT NOTE
FRN -- FLOATING RATE NOTE: THE RATE SHOWN IS THE RATE IN EFFECT ON AUGUST 31,
       2005, AND THE DATE SHOWN IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE. THE RATE FLOATS BASED ON A PREDETERMINED INDEX.
LLC -- LIMITED LIABILITY COMPANY
LOC -- LETTER OF CREDIT
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIABILITY COMPANY
RB -- REVENUE BOND
VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE SHOWN IS THE RATE IN EFFECT ON
        AUGUST 31, 2005, AND THE DATE SHOWN IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.

SEE NOTES TO SCHEDULE OF INVESTMENTS.

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
NOTES TO SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

1. INVESTMENT VALUATION

The investments of the Fund are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No investments held at August 31, 2005 were valued at other than amortized cost.

2. INVESTMENT TRANSACTIONS

Investment transactions are recorded on trade date.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Allegiant Advantage Fund
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Herbert R. Martens, Jr.
                         -------------------------------------------------------
                                    Herbert R. Martens, Jr., President
                                    Chief Executive Officer & Trustee
                                    (principal executive officer)

Date   October 30, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Herbert R. Martens, Jr.
                         -------------------------------------------------------
                                    Herbert R. Martens, Jr., President
                                    Chief Executive Officer & Trustee
                                    (principal executive officer)

Date   October 30, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ Dennis J. Westley
                         -------------------------------------------------------
                                    Dennis J. Westley, Treasurer
                                    (principal financial officer)

Date   October 25, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.